DEFICIT - Disclosure of composition of share capital (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Number of shares issued	16,302,650	5,894,812
Number of shares outstanding	16,302,650	5,894,812